Nuveen Enhanced High Yield Municipal Bond
Fund
Portfolio of Investments December 31, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 141.9%   (100.0% of Total Investments)
MUNICIPAL BONDS - 137.3% (96.8% of Total Investments)
Arizona - 3.2%
$ 150 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 3,
Series 2021, 3.750%, 7/01/46
7/31 at 100.00 N/R $ 149,047
600 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series
2018A, 4.800%, 7/01/28, 144A
No Opt. Call Ba2 679,254
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 0.000%, 10/01/56 (4)
10/29 at 103.00 N/R 208,798
1,000 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017B, 5.350%, 10/01/25, 144A
1/22 at 100.00 N/R 1,001,500
2,000 Total Arizona 2,038,599
California - 13.3%
750 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 720,225
300 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 285,870
250 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 250,365
335 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 4.000%, 8/15/56
8/31 at 100.00 N/R 349,968
250 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 256,505
250 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not, Academy, Obligated Group, Series 2021A,
4.000%, 6/01/51, 144A
6/27 at 100.00 N/R 256,475
250 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2021C, 4.000%, 9/02/51
9/31 at 100.00 N/R 272,367
500 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 485,000
265 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 4.375%, 8/01/49,
144A, (WI/DD, Settling 1/13/22)
2/32 at 100.00 N/R 252,945
250 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 245,082
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 N/R 490,250
290 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 281,442
325 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 309,241

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R $ 247,657
305 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 320,570
630 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Mezzanine Lien
Series 2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R 596,459
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 223,998
135 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series
2021B, 4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 133,739
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 218,850
500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 503,140
535 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021B, 4.000%, 12/01/59
6/32 at 100.00 N/R 442,087
345 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 300,999
1,000 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 - BAM
Insured, (UB) (5)
8/31 at 100.00 Aa3 1,082,850
8,715 Total California 8,526,084
Colorado - 22.2%
500 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 509,125
1,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 1,002,160
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 1,062,550
1,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R 993,490
500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/22 at 100.00 N/R 383,915
835 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/51
9/26 at 103.00 N/R 875,247
247 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2020B-3,
8.000%, 12/15/47, 144A
12/25 at 103.00 N/R 248,316

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/48, (WI/DD, Settling 2/15/23)
5/28 at 103.00 N/R $ 104,941
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Ralston
Creek at Arvada Project, Series 2017A, 5.750%, 11/01/47
11/25 at 102.00 N/R 818,900
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sunny Vista Living Center Project, Refunding &
Improvement Series 2015A:
500 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 494,090
500 6.250%, 12/01/50, 144A 12/25 at 100.00 N/R 501,570
500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R 500,645
500 Horizon Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2021A-3,
4.500%, 12/01/51, 144A
9/26 at 103.00 N/R 506,345
500 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 N/R 500,955
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R 505,235
500 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R 500,655
1,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%,
12/01/51
12/26 at 103.00 N/R 1,003,020
500 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R 500,575
500 Senac South Metropolitan District No. 1, Aurora, Colorado, General
Obligation Bonds, Limited Tax Series 2021A(3), 5.250%, 12/01/51
12/26 at 103.00 N/R 505,370
500 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R 507,555
500 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R 504,745
205 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 0.000%, 12/01/51, 144A (4)
9/26 at 97.28 N/R 153,447
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
500 4.000%, 12/01/36, 144A 9/26 at 103.00 N/R 505,240
1,000 4.125%, 12/01/51, 144A 9/26 at 103.00 N/R 1,001,570
14,387 Total Colorado 14,189,661
Florida - 17.3%
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
250 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 244,885
250 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 244,625
250 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 244,362
15,020 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Subordinate Series 2021B,
0.000%, 7/01/61, 144A
No Opt. Call N/R 1,669,924
250 Capital Trust Agency, Florida, Revenue Bonds, Tallahassee Classical
School Inc., Series 2021A, 4.375%, 7/01/56, 144A
7/31 at 100.00 N/R 250,575

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
$ 250 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R $ 243,793
175 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 172,053
250 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 N/R 261,168
250 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 268,510
250 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project, Series 2021A, 4.000%, 7/01/51, 144A
7/31 at 100.00 N/R 266,470
3,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 3,276,410
1,000 Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A,
2.500%, 8/01/51, (UB) (5)
8/31 at 100.00 AA+ 1,002,570
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, 4.000%, 10/01/50, (AMT), (UB) (5)
10/31 at 100.00 N/R 1,159,170
100 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56, (WI/DD, Settling 3/03/22)
6/27 at 103.00 N/R 104,233
580 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
12/22 at 108.00 N/R 581,467
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R 538,660
295 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 297,165
250 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 249,995
23,920 Total Florida 11,076,035
Guam - 1.6%
990 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2021A, 4.460%, 10/01/43
10/31 at 100.00 Baa2 1,030,966
Idaho - 1.4%
Idaho Housing and Finance Association NonProfit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A:
250 5.000%, 7/15/41, 144A 7/26 at 103.00 N/R 258,065
250 5.000%, 7/15/56, 144A 7/26 at 103.00 N/R 254,070
250 Idaho Housing and Finance Association NonProfit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R 250,075
100 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 100,679
850 Total Idaho 862,889
Illinois - 2.0%
250 Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A, 5.000%, 7/01/56, 144A
7/31 at 100.00 N/R 254,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R $ 1,037,950
1,250 Total Illinois 1,292,870
Louisiana - 0.3%
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
100 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 108,099
100 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 106,481
200 Total Louisiana 214,580
Michigan - 3.2%
1,000 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/46
5/31 at 100.00 N/R 1,100,880
330 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021,
4.000%, 12/01/51
12/31 at 100.00 N/R 343,985
290 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
5.000%, 12/01/46
12/27 at 100.00 N/R 302,479
100 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 N/R 108,097
185 Trillium Academy, Michigan, Public School Academy Revenue Bonds,
Refunding Series 2019, 5.750%, 11/01/40
11/26 at 103.00 BB 200,829
1,905 Total Michigan 2,056,270
Minnesota - 0.8%
500 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R 508,270
Missouri - 3.1%
1,500 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B, 5.000%, 2/01/40, 144A
2/28 at 100.00 N/R 1,533,345
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
100 4.000%, 10/01/34 10/31 at 100.00 N/R 106,473
100 4.000%, 10/01/44 10/31 at 100.00 N/R 104,009
246 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding
Series 2021A, 4.000%, 12/01/46
No Opt. Call N/R 241,285
1,946 Total Missouri 1,985,112
New York - 6.7%
1,000 New York City Housing Development Corp, 2.450%, 11/01/45, (UB) (5) 9/29 at 100.00 N/R 995,920
1,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.400%, 11/01/50, (UB) (5)
5/28 at 100.00 Aa2 974,000
250 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 5.875%, 10/01/46 (6)
1/22 at 100.00 N/R 200,000
625 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (5)
11/31 at 100.00 A- 655,531

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/31, (AMT)
1/26 at 100.00 CC $ 964,690
250 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv
Series 2021A, 4.500%, 7/01/56, 144A
7/27 at 104.00 N/R 257,375
250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R 254,188
4,375 Total New York 4,301,704
Ohio - 4.9%
150 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB 157,999
100 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R 106,497
250 Jefferson County Port Authority, Ohio, Economic Develoepment
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%,
12/01/51, (AMT)
12/31 at 100.00 Ba2 255,035
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R 250,743
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 1,149,750
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 1,180,080
2,750 Total Ohio 3,100,104
Oklahoma - 0.5%
100 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R 97,388
250 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma,
Tax Apportionment Revenue Bonds, Vast Bank Project, Series 2021,
4.000%, 12/01/43, 144A
12/31 at 100.00 N/R 247,008
350 Total Oklahoma 344,396
Pennsylvania - 1.6%
500 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/51
6/31 at 100.00 N/R 535,330
500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 498,045
1,000 Total Pennsylvania 1,033,375
Puerto Rico - 12.4%
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
105 3.957%, 7/01/29 (6) 7/22 at 100.00 N/R 97,781
100 3.957%, 7/01/42 (6) 7/22 at 100.00 D 99,875

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
$ 450 3.957%, 7/01/17 (6) No Opt. Call N/R $ 411,187
190 3.957%, 7/01/32 (6) 1/22 at 100.00 D 189,763
250 3.957%, 7/01/37 (6) 1/22 at 100.00 D 249,687
160 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.998%, 7/01/27 (6)
1/22 at 100.00 D 160,400
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
329 3.957%, 7/01/24 (6) 1/22 at 100.00 D 306,381
115 3.978%, 7/01/26 (6) 1/22 at 100.00 D 107,813
115 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
3.999%, 7/01/18 (6)
No Opt. Call N/R 105,513
1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 1,018,090
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
155 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 165,599
150 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 160,446
Puerto Rico Infrastructure Financing Authority, Special Tax
Revenue Bonds, Refunding Series 2005C:
130 5.500%, 7/01/25 - AMBAC Insured No Opt. Call N/R 134,157
200 5.500%, 7/01/26 - AMBAC Insured No Opt. Call N/R 207,054
555 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue
Bonds, Series 2005A, 0.000%, 7/01/29 - AMBAC Insured
No Opt. Call N/R 402,636
285 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Refunding Series 2002D, 5.450%, 7/01/31 - AMBAC
Insured
1/22 at 100.00 N/R 289,440
315 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Series 2007M, 10.000%, 7/01/35 - AMBAC Insured
1/22 at 100.00 N/R 324,450
Puerto Rico Public Buildings Authority, Guaranteed
Government Facilities Revenue Bonds, Series 2007M3:
180 6.000%, 7/01/24 - NPFG Insured 1/22 at 100.00 N/R 181,868
100 6.000%, 7/01/26 - NPFG Insured 1/22 at 100.00 N/R 101,038
205 6.000%, 7/01/28 - NPFG Insured 1/22 at 100.00 N/R 207,128
400 Puerto Rico, General Obligation and Public Improvement Refunding
Bonds, Series 1998, 4.500%, 7/01/23 - AMBAC Insured
1/22 at 100.00 N/R 400,604
1,000 Puerto Rico, General Obligation Bonds, Public Improvement Series
2008A, 2.140%, 7/01/33 (6)
1/22 at 100.00 N/R 988,750
1,000 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2012A, 2.260%, 7/01/23 (6)
7/22 at 100.00 N/R 941,250
Puerto Rico, General Obligation Bonds, Refunding Series
2003C-7:
500 6.000%, 7/01/27 - NPFG Insured 1/22 at 100.00 Baa2 505,190
170 6.000%, 7/01/28 - NPFG Insured 1/22 at 100.00 N/R 171,765
8,159 Total Puerto Rico 7,927,865
South Carolina - 2.8%
330 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A,
5.000%, 6/15/51, 144A
6/29 at 100.00 N/R 341,811
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
1/22 at 100.00 N/R 258,645

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 1,000 South Carolina Public Service Authority, Revenue Obligation Bonds,
Improvement Series 2021B, 4.000%, 12/01/51, (UB) (5)
12/31 at 100.00 A- $ 1,177,020
1,580 Total South Carolina 1,777,476
Tennessee - 0.9%
440 Knoxville Industrial Development Board, Tennessee, Multifamily Revenue
Bonds, Pines Apartments Project, Series 2008, 6.070%, 8/01/48,
(Mandatory Put 9/1/2023)
2/22 at 101.00 N/R 445,169
100 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 103,813
540 Total Tennessee 548,982
Texas - 16.4%
250 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R 275,775
250 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 N/R 254,325
575 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50, 144A
10/31 at 100.00 BB 625,456
100 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R 102,064
250 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022, 4.000%, 9/01/51, 144A, (WI/DD, Settling 1/12/22)
9/31 at 100.00 N/R 255,817
250 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021, 4.500%, 9/01/51, 144A
9/31 at 100.00 N/R 251,153
150 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project,
Series 2021, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 156,096
275 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 BB- 302,879
500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 505,240
1,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R 844,580
750 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%,
12/01/51
6/26 at 103.00 N/R 809,722
250 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas
1 & 2 Project, Series 2022, 4.000%, 9/01/52, 144A, (WI/DD, Settling
1/12/22)
9/32 at 100.00 N/R 259,660
250 New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021, 4.750%, 9/01/51,
144A
9/31 at 100.00 N/R 251,332

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 70 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R $ 69,742
435 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 434,709
2,220 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 N/R 1,504,516
1,190 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-
1, 5.500%, 1/01/57
1/28 at 103.00 N/R 1,213,645
North Parkway Municipal Management District 1, Celina,
Texas, Contract Revenue Bonds, Legacy Hills Public
Improvement District Phase 1A-1B Improvements, Series
2021:
300 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 319,860
250 4.250%, 9/15/51, 144A 9/31 at 100.00 N/R 267,418
250 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 N/R 279,943
250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R 254,338
Red River Health Facilities Development Corporation,
Texas, First Mortgage Revenue Bonds, Eden Home Inc.,
Series 2012:
125 4.293%, 12/15/32 (6) 1/22 at 100.00 N/R 78,125
500 7.250%, 12/15/42 (6) 1/22 at 100.00 N/R 312,500
305 4.293%, 12/15/47 (6) 1/22 at 100.00 N/R 190,625
250 San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement
District, Series 2020, 4.500%, 9/01/51, 144A, (WI/DD, Settling 1/19/22)
9/32 at 100.00 N/R 250,615
500 Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home
Project, Series 2016A, 6.250%, 2/15/37 (6)
2/27 at 100.00 N/R 350,000
80 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2017, 4.250%, 12/01/44
12/25 at 100.00 N/R 84,482
11,575 Total Texas 10,504,617
Utah - 5.0%
500 Black Desert Public Infrastructure District, Limited Tax General Obligation
Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R 502,435
1,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R 1,013,300
1,000 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R 1,043,170
375 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 N/R 384,495
250 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R 250,770
3,125 Total Utah 3,194,170

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands - 1.9%
$ 700 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/30
10/24 at 100.00 N/R $ 701,645
250 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R 247,332
250 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2021B, 8.500%,
7/01/26, 144A
No Opt. Call N/R 245,273
1,200 Total Virgin Islands 1,194,250
West Virginia - 0.2%
100 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series
2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 103,213
Wisconsin - 15.6%
3,230 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/54, (UB) (5)
6/29 at 37.80 AA 1,009,666
250 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 250,410
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 5.000%, 6/15/51, 144A
6/29 at 100.00 N/R 262,173
1,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/36, 144A
6/26 at 100.00 N/R 1,046,150
345 Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A, 4.000%, 9/01/56
9/31 at 100.00 N/R 366,011
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A:
300 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R 300,678
100 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R 100,224
1,000 Public Finance Authority of Wisconsin, First Tier Revenue Bonds,
McLemore Hotel & Conference Center Project, Senior Series 2021A,
4.500%, 6/01/56, 144A
6/28 at 103.00 N/R 1,022,340
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
500 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 540,315
2,000 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 2,193,760
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 N/R 1,653,539
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
250 5.000%, 6/01/37, (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 266,850
250 5.000%, 6/01/52, (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 257,990
250 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R 244,752
500 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1, 6.375%, 1/01/48, 144A
1/28 at 100.00 N/R 383,055

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 100 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R $ 98,025
12,030 Total Wisconsin 9,995,938
$ 103,447 Total Municipal Bonds (cost $87,284,252) 87,807,426
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 4.6% (3.2% of Total Investments)
  Electric Utilities - 0.6%
1,000 Talen Energy Supply LLC 6.500% 06/01/25 CCC 397,920
  Hotels, Restaurants & Leisure - 4.0%
2,500 Wild Rivers Water Park 8.500% 11/01/51 N/R 2,527,638
$ 3,500 Total Corporate Bonds (cost $2,980,573) 2,925,558
Total Long-Term Investments (cost $90,264,825) 90,732,984
Borrowings - (31.3)% (7),(8) (20,000,000)
Floating Rate Obligations - (9.4)% (6,022,000)
Other Assets Less Liabilities - (1.2)% (789,943)
Net Assets Applicable to Common Shares - 100% $ 63,921,041
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 87,807,426 $ – $ 87,807,426
Corporate Bonds – 2,925,558 – 2,925,558
Total
$ – $ 90,732,984 $ – $ 90,732,984
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the lowest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Borrowings as a percentage of Total investments is 22.0%.
(8) The fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.